Derivative Instruments - Summary of Cross Currency Swap Agreements (Detail) - Cross currency swap agreement [Member]	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (89,399,000)
Norwegian Kroner-denominated Bond due in 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 125,000,000	NOK 700,000,000
Floating Rate Receivable, Margin	5.25%	5.25%
Fixed Interest Payment on Cross Currency Rate Swap	6.88%	6.88%
Fair Value / Carrying Amount of (Liability)	$ (39,938,000)
Weighted-Average Remaining Term (Years)	1 year 9 months 18 days
Norwegian Kroner-denominated Bond due in 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 150,000,000	NOK 900,000,000
Floating Rate Receivable, Margin	4.35%	4.35%
Fixed Interest Payment on Cross Currency Rate Swap	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (40,398,000)
Weighted-Average Remaining Term (Years)	3 years 2 months 12 days
Norwegian Kroner denominated bonds due May 2020 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 134,000,000	NOK 1,000,000,000
Floating Rate Receivable, Margin	3.70%	3.70%
Fixed Interest Payment on Cross Currency Rate Swap	5.92%	5.92%
Fair Value / Carrying Amount of (Liability)	$ (9,063,000)
Weighted-Average Remaining Term (Years)	4 years 10 months 24 days